LOANS, Short-term and Long-term Loans (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Current Loans [Abstract]
Total Current loans		$ 1,180,605		$ 1,413,970
Non Current Loans [Abstract]
Total non current loans		51,398,757		64,803,255
Total	[2]	52,579,362	[1]	66,217,225
Notes repurchase		2,302,366		2,233,474
Issuance expenses		52,683		113,602
2018 Notes [Member]
Current Loans [Abstract]
Total Current loans		551,898		689,346
Non Current Loans [Abstract]
Total non current loans		49,004,951		61,161,618
Total		49,556,849
Financial Lease [Member]
Current Loans [Abstract]
Total Current loans		628,707		724,624
Non Current Loans [Abstract]
Total non current loans		2,393,806		$ 3,641,637
Total		$ 3,022,513

[1]	As of December 31, 2021 and 2020, it is net of Notes repurchase of Ps 2,302,366 and Ps. 2,233,474, respectively.
[2]	Net of issuance expenses of Ps. 52,683 and Ps. 113,602 as of December 31, 2021 and 2020, respectively.